Commitments and Contingencies	6 Months Ended
Dec. 31, 2021
Disclosure of Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14 – COMMITMENTS AND CONTINGENCIES

a)	The Company’s only undiscounted liabilities are accounts payable and accrued liabilities and amounts due to related parties, which are due within one year.

b)	As part of his remuneration package, the Company’s CEO is entitled to the to receive Restricted Share Units (“RSU”) of which 240,000 were issued after December 31, 2021. See Note 15 – Subsequent Events